29. Collateral for crude oil exploration concession agreements (Details Narrative) - Exploration and evaluation assets [member] $ in Millions	Dec. 31, 2020 USD ($)
DisclosureCollateralForCrudeOilExplorationConcessionAgreementsLineItems [Line Items]
Collateral for crude oil exploration concession agreements, amount	$ 1,631
Collateral for crude oil exploration concession agreements, amount still in force	1,543
Oil [member]
DisclosureCollateralForCrudeOilExplorationConcessionAgreementsLineItems [Line Items]
Amount pledged on collateral	1,256
Bank guarantees [member]
DisclosureCollateralForCrudeOilExplorationConcessionAgreementsLineItems [Line Items]
Amount pledged on collateral	$ 287